Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 39,374		₨ 47,134
Working capital	57,556		54,801
Investment Mutual funds	13,832		16,240
Cash and cash equivalents	2,053		2,228			$ 27
Increase In Hedging Reserve Sensitivity Analysis	1,203		1,872		₨ 1,277
Decrease In Hedging Reserve Sensitivity Analysis	1,740		1,349		1,338
Increase In Profit From Contracts Sensitivity analysis	2,070		1,789		403
Decrease In Profit From Contracts Sensitivity Analysis	1,745		1,873		₨ 308
Borrowings	₨ 5,570	[1]	₨ 26,347	[2]
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%		10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 1,531		₨ 548
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investment In Market Linked Debentures [Member]
Financial Risk Management [Line Items]
Investments in marked linked debentures	₨ 1,993
Bonds And Commercial Paper [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	7,862		6,289
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0		3,458
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 10,971		₨ 31,154
Borrowings, interest rate basis	1 Month LIBOR plus 12.5 bps to 1 Month LIBOR plus 82.7 bps		1 Month LIBOR plus 25 bps to 1 Month LIBOR plus 105 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 63		₨ 72
Borrowings, interest rate basis	1 Month JIBAR plus 120 bps		1 Month JIBAR plus 120 bps
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,579		₨ 1,749
Borrowings, interest rate basis	TIIE+1.25%		TIIE+1.25%
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 4,000
Borrowings, interest rate basis	1 Month India Treasury Bill plus 60 bps
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,627
Borrowings, interest rate basis	3 Month LIBOR plus 55 bps
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 39,374		₨ 47,134

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.0.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.